RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about reclamation and remediation bonds (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 4,511,378	$ 3,650,229
Idaho Department of Lands [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	3,431,978	2,918,829
Idaho Department of Environmental Quality [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	100,000	100,000
Bureau of Land Management - Idaho State Office [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	714,400	631,400
Bureau of Land Management - Nevada State Office [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	250,000	0
Arizona State Land Department [Member]
Disclosure Of Reclamation And Remediation Bonds [Line Items]
Reclamation and remediation bonds	$ 15,000	$ 0